Derivative instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	$ 71,390	$ (6,028)
Gain (Loss) Recognized in Accumulated OCI on Derivative			$ 17,908
(Gain) Loss Reclassified from Accumulated OCI into (loss) income (i)	57,845	356
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)			(31,969)
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	904	(10)
Gain (Loss) Recognized in Accumulated OCI on Derivative			731
(Gain) Loss Reclassified from Accumulated OCI into (loss) income (i)	1,895	711
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)			(75)
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	55,124	(8,506)
Gain (Loss) Recognized in Accumulated OCI on Derivative			11,279
(Gain) Loss Reclassified from Accumulated OCI into (loss) income (i)	37,376	(2,056)
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(37,376)	2,056	(18,888)
Call spread
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	6,758	4,377
Gain (Loss) Recognized in Accumulated OCI on Derivative			4,034
(Gain) Loss Reclassified from Accumulated OCI into (loss) income (i)	18,153	3,561
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)			(15,421)
Coupon-only swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	8,604	(1,889)
Gain (Loss) Recognized in Accumulated OCI on Derivative			1,864
(Gain) Loss Reclassified from Accumulated OCI into (loss) income (i)	$ 421	$ (1,860)
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)			$ 2,415